SHORT-TERM INVESTMENTS (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
SHORT-TERM INVESTMENTS
Time deposits	¥ 1,204,059
Wealth management products	354,256
Total	¥ 1,558,315